Employee Benefit Plans (Amounts Recognized in Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet
Other current liabilities	$ (23)	$ (33)
Long-term liabilities	(265)	(281)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(5)	(13)
Long-term liabilities	(78)	(80)
Other long-term assets	108	98
AOCI, net of tax and regulatory assets	385	358
Less: Deferred income tax (expense) recovery in AOCI	(8)	(7)
Net amount recognized	402	356
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(18)	(20)
Long-term liabilities	(187)	(201)
Other long-term assets	26	24
AOCI, net of tax and regulatory assets	20	22
Less: Deferred income tax (expense) recovery in AOCI	(1)	(1)
Net amount recognized	$ (160)	$ (176)